Document and Entity Information	12 Months Ended
	Dec. 31, 2013	Nov. 19, 2014
Document And Entity Information
Entity Registrant Name	LATITUDE 360, INC.
Entity Central Index Key	0001376755
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description	This amendment is being filed to edit some of the footnotes on the financial statements of the company, exhibit 99.1 and to restate the accounting for its acquisition by the Company of Latitude Group, Inc., a Florida Corporation (“L360”), exhibit 99.2. Initially the Company accounted for the acquisition as it being the acquirer and L360 being the acquiree. However; based upon further analysis and a re-examination of the transaction and requirements under Accounting Codification Standards (ACS) Topic 805-40 Business Combinations, it was determined that the acquisition should have been accounted for as a reverse acquisition whereby for accounting purposes L360 is treated as the acquirer and Latitude 360, Inc. as the acquire.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		127,078,783
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013